Financial Instruments Assets and Liabilities Measured on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Other selected financial assets
Held-to-maturity debt securities, carried at amortized cost(c), (f)	$ 9,139	[1],[2]	$ 1,459	[1],[2]
Private equity securities, carried at equity method or at cost(f), (g)	2,270	[2],[3]	1,239	[2],[3]
Total	11,409		2,698
Total selected financial assets	49,246		38,796
Other financial liabilities(i)
Short-term borrowings, including current portion of long-term debt	6,027	[2],[4]	6,424	[2],[4]
Long-term debt, carried at historical proceeds, as adjusted(j), (k)	30,462	[4],[5],[6]	31,036	[4],[5],[6]
Total	36,489	[4]	37,460	[4]
Total selected financial liabilities	37,119	[4]	38,164	[4]
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Selected financial assets measured at fair value on a recurring basis(a)	37,837	[7],[8]	36,098	[7],[8]
Financial liabilities measured at fair value on a recurring basis(a)
Derivative financial instruments in a liability position(h):	630	[7],[9]	704	[7],[9]
Fair Value, Measurements, Recurring [Member] | Trading securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Selected financial assets measured at fair value on a recurring basis(a)	126	[10],[7]	142	[10],[7]
Fair Value, Measurements, Recurring [Member] | Available-for-sale debt securities [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Selected financial assets measured at fair value on a recurring basis(a)	34,899	[1],[7]	32,584	[1],[7]
Fair Value, Measurements, Recurring [Member] | Available-for-sale debt securities [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Selected financial assets measured at fair value on a recurring basis(a)	945	[11],[7]	1,727	[11],[7]
Fair Value, Measurements, Recurring [Member] | Available-for-sale debt securities [Member] | Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Selected financial assets measured at fair value on a recurring basis(a)	356	[1],[7]	263	[1],[7]
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments in receivable positions(e):	468	[7],[8]	1,036	[7],[8]
Financial liabilities measured at fair value on a recurring basis(a)
Derivative financial instruments in a liability position(h):	301	[7],[9]	33	[7],[9]
Fair Value, Measurements, Recurring [Member] | Currency Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments in receivable positions(e):	871	[7],[8]	194	[7],[8]
Financial liabilities measured at fair value on a recurring basis(a)
Derivative financial instruments in a liability position(h):	110	[7],[9]	428	[7],[9]
Fair Value, Measurements, Recurring [Member] | Foreign currency forward-exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments in receivable positions(e):	172	[7],[8]	152	[7],[8]
Financial liabilities measured at fair value on a recurring basis(a)
Derivative financial instruments in a liability position(h):	$ 219	[7],[9]	$ 243	[7],[9]

[1]	Gross unrealized gains and losses are not significant.
[2]	The differences between the estimated fair values and carrying values of held-to-maturity debt securities, private equity securities at cost and short-term borrowings not measured at fair value on a recurring basis were not significant as of December 31, 2013 or December 31, 2012. The fair value measurements of our held-to-maturity debt securities and our short-term borrowings are based on Level 2 inputs, using a market approach. The fair value measurements of our private equity securities at cost are based on Level 3 inputs.
[3]	Our private equity securities represent investments in the life sciences sector. The increase in 2013 primarily reflects an increased investment in our equity-method investment in China. For additional information, see Note 2D. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Equity-Method Investments.
[4]	Some carrying amounts may include adjustments for discount or premium amortization or for the effect of hedging the interest rate fair value risk associated with certain financial liabilities by interest rate swaps.
[5]	Includes foreign currency debt with fair values of $651 million as of December 31, 2013 and $809 million as of December 31, 2012, which are used as hedging instruments.
[6]	The fair value of our long-term debt (not including the current portion of long-term debt) is $35.1 billion as of December 31, 2013 and $37.5 billion as of December 31, 2012. The fair value measurements for our long-term debt are based on Level 2 inputs, using a market approach. Generally, the difference between the fair value of our long-term debt and the amount reported on the consolidated balance sheet is due to a decline in relative market interest rates since the debt issuance.
[7]	We use a market approach in valuing financial instruments on a recurring basis. For additional information, see Note 1E. Basis of Presentation and Significant Accounting Policies: Fair Value. All of our financial assets and liabilities measured at fair value on a recurring basis use Level 2 inputs in the calculation of fair value, except less than 1% that use Level 1 or Level 3 inputs.
[8]	Designated as hedging instruments, except for certain contracts used as offsets; namely, interest rate swaps with fair values of $38 million, foreign currency swaps with fair values of $30 million and foreign currency forward-exchange contracts with fair values of $66 million as of December 31, 2013; and, foreign currency forward-exchange contracts with fair values of $102 million as of December 31, 2012.
[9]	Designated as hedging instruments, except for certain foreign currency contracts used as offsets; namely, foreign currency swaps with fair values of $76 million and foreign currency forward-exchange contracts with fair values of $77 million as of December 31, 2013; and foreign currency forward-exchange contracts with fair values of $141 million and foreign currency swaps with fair values of $129 million as of December 31, 2012.
[10]	Trading securities are held in trust for legacy business acquisition severance benefits.
[11]	Includes $408 million as of December 31, 2012 of money market funds held in trust in connection with the asbestos litigation involving Quigley Company, Inc., (Quigley), then a wholly owned subsidiary. In the fourth quarter of 2013, the amended reorganization plan for Quigley became effective. For information about the disposition of the money market fund investment in connection with the amended reorganization plan for Quigley becoming effective, see Note 17A5. Commitments and Contingencies: Certain Matters Resolved in 2013.